united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive,Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 12/31/14

Item 1. Reports to Stockholders.

The FX Strategy Fund

Annual Report

December 31, 2014

 1-855-397-8728

 www.fxstrategyfund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The FX Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

The FX Strategy Fund – Shareholder Annual Report for 2014

Dear Shareholders,

Below we present you with The FX Strategy Fund’s (the “Fund”) Annual Report for 2014.

For the year ended December 31, 2014, the Fund’s Class I Shares (FXFIX) posted a strongreturn of 30.96%. Before any load, the Class A shares (FXFAX) had a return of 30.96% and a return of 23.49% after the load over the same period. These returns were well ahead of comparative indices for the S&P 500 and the Citigroup 3-month T-bill, which rose 13.69% and 0.03%, respectively, for 2014.

The Fund’s core philosophy is to capture opportunities across the globe focused on currency markets. We utilize the FX model, developed by P/E Investments, which approaches investing by analyzing multiple fundamental factors and employing Bayesian statistical processes to pinpoint long and short positions in the world’s currencies. Factors that are carefully analyzed include inflation, interest rates across markets, interest rate acceleration and movement, yield curve characteristics, and liquidity conditions such as credit spreads, swap spreads, volatility of currencies and correlation between short-term rates and currency returns. By attempting to predict returns and volatilities for currencies around the world and then optimizing potential investments based on risk/reward trade-offs, we look to generate consistently satisfying absolute returns.

The FX Strategy relies on dynamic statistical analyses of global macroeconomic and financial factors. The evolving relative importance of these factors drives our forecasts. Currently, two main factors dominate: 1) commodity prices, where countries with less exposure are slightly more attractive, and 2) the long end of the yield curve, where countries with steeper 1 to 10 year yield curves are more attractive. This pattern signals a deflationary environment where investors are reaching for yield but avoiding the most economically sensitive currencies. We also note that our “Risk Aversion” factor is beginning to increase from relatively low levels. Credit spreads and market volatilities are moderate; however, they are beginning to increase to mid and long-term averages. Investors appear to be seeking growth, rather than worrying about inflation.

The prices of major currencies began to reflect the macro health of their underlying economies during the second half of 2014. The strong US economy coupled with weak economies elsewhere Fund’s significant benefit in Q3 and Q4. has led to a soaring dollar, to the At year-end our positions were bullish on the U.S. Dollar in a significant way versus the Euro and to a lesser extent the Swiss franc. In addition to these two largest bets, there were other smaller bets in place favoring the dollar against the Australian Dollar, the Yen, and most of the other currencies we trade in.

During much of the year our largest bet was against the Euro. Our strategy capitalizes on the divergences in monetary policies between the European Central Bank (“ECB”) and U.S. Federal Reserve (the “Fed”) given the dissonance of economic growth between Europe and the United States. In June, the ECB took rates negative. In September, the ECB took rates even lower and in October, they announced an asset buying program. By contrast, the Fed ended its asset buying

1

program and began contemplating a more normalized monetary policy. In December, the U.S. dollar reached a 3-year record high versus the Euro and continued to appreciate to a new record high in January 2015. The Fund performed well throughout last year, especially in Q3 and Q4 with very strong performance. We also had other notable gains from our smaller bets against the Australian Dollar and the Yen with the support from falling commodity prices and the expansion of quantitative easing in Japan.

Thank you for being a shareholder of The FX Strategy Fund.

Sincerely,

Traub Capital Management

2063-NLD-1/26/2015

2

THE FX STRATEGY FUND
Performance of a $10,000 Investment (Unaudited)
December 31, 2014

The Fund’s performance figures+ for the periods ended December 31, 2014, compared to its benchmark:

			Since	Since
	One Year	Three Year	Inception –	Inception –
			Class I*	Class A**

The FX Strategy Fund Class I	30.96%	3.64%	3.12%
The FX Strategy Fund Class A
Without sales charge	30.96%	3.66%		6.24%
With sales charge	23.49%	1.62%		4.41%
S&P 500 Index ***	13.69%	24.61%	15.01%	18.98%

*	Class I commenced operations on February 25, 2011.

**	Class A commenced operations on August 3, 2011.

***	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

+	Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. As of the most recent prospectus, dated April 30, 2014, the Fund’s total gross annual operating expenses before waiver, including underlying funds, are 2.88% for Class I and 2.63% for Class A. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-855-397-8728.

Portfolio Composition as of December 31, 2014:

Percent of
Net Assets
Mutual Funds	36.6%
Private Investment Fund	22.3%
Money Market Fund	9.5%
Exchange Traded Funds	8.7%
U.S. Government Treasury Obligations	8.0%
Other Assets Less Liabilities	14.9%
Total	100%

Please refer to the Consolidated Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

3

THE FX STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2014

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 8.7%
243	iShares Floating Rate Note Fund	$12,281
37,532	PIMCO Enhanced Short Maturity Strategy Fund	3,792,984
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,802,611)	3,805,265

	MUTUAL FUNDS - 36.6%
956,674	Fidelity Conservative Income Bond Fund - Institutional Shares	9,595,445
619,471	Vanguard Short-Term Bond Index Fund - Institutional Shares	6,492,057
	TOTAL MUTUAL FUNDS (Cost $16,087,644)	16,087,502

	PRIVATE INVESTMENT FUND - 22.3%
7,349	FX Strategy LLC * # (Cost $6,387,790)	9,823,606

	SHORT-TERM INVESTMENTS - 17.5%
	MONEY MARKET FUND - 9.5%
4,186,388	Dreyfus Cash Advantage Fund, 0.06% +	4,186,388

Principal ($)
	U.S. GOVERNMENT TREASURY OBLIGATIONS ++^ - 8.0%
1,500,000	United States Treasury Bill, 0.01% due 1/15/15 ^^	1,500,000
2,000,000	United States Treasury Bill, 0.03% due 1/15/15 ^^	2,000,000
	TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS	3,500,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,686,388)	7,686,388

	TOTAL INVESTMENTS - 85.1% (Cost $33,964,433) (a)	$37,402,761
	OTHER ASSETS LESS LIABILITIES - 14.9%	6,563,949
	NET ASSETS - 100.00%	$43,966,710

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $37,731,586 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(328,825)
Net unrealized depreciation:	$(328,825)

*	Non-Income producing security.

#	Affiliated Fund. (See Note 5)

+	Money market fund; interest rate reflects seven-day yield on December 31, 2014.

++	All of this investment is a holding of Global Aggressive Strategy LLC.

^	All of this security is segregated as collateral for open futures contracts.

^^	Interest rate reflects effective yield on December 31, 2014.

See accompanying notes to consolidated financial statements.

4

THE FX STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

		Unrealized
Contracts		Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS ++
3	USD/CZK Future March 2015	$9,140
	(Underlying Face Amount at Value $299,961)
3	USD/NOK Future March 2015	14,693
	(Underlying Face Amount at Value $301,320)
3	USD/SEK Future March 2015	11,182
	(Underlying Face Amount at Value $300,385)
	TOTAL OPEN LONG FUTURES CONTRACTS	35,015

	OPEN SHORT FUTURES CONTRACTS ++
115	Australian Dollar Future March 2015	133,975
	(Underlying Face Amount at Value $9,340,300)
3	British Pound Future March 2015	1,538
	(Underlying Face Amount at Value $291,938)
7	Canadian Dollar Future March 2015	6,895
	(Underlying Face Amount at Value $601,790)
213	Euro Fx Future March 2015	594,721
	(Underlying Face Amount at Value $32,234,888)
147	Japanese Yen Future March 2015	(71,663)
	(Underlying Face Amount at Value $15,341,287)
8	Mexican Peso Future March 2015	6,960
	(Underlying Face Amount at Value $2,700,00)
4	Polish Zloty Future March 2015	27,020
	(Underlying Face Amount at Value $563,160)
80	Swiss Franc Future March 2015	156,869
	(Underlying Face Amount at Value $10,074,000)
	TOTAL OPEN SHORT FUTURES CONTRACTS	856,315

	TOTAL NET UNREALIZED APPRECIATION FROM
	OPEN FUTURES CONTRACTS	$891,330

CZK - Czech Koruna

NOK - Norwegian Krone

SEK - Swedish Krona

USD - U.S. Dollar

++	All of this investment is a holding of Global Aggressive Strategy LLC.

See accompanying notes to consolidated financial statements.

5

THE FX STRATEGY FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
December 31, 2014

Assets:
Investments in Unaffiliated Securities at Fair Value (identified cost $27,576,643)	$27,579,155
Investments in Affiliated Securities at Fair Value (identified cost $6,387,790)	9,823,606
Deposit with Brokers for Futures Contracts	6,067,101
Cash	87,219
Dividends and Interest Receivable	10,819
Unrealized Appreciation on Futures Contracts	962,993
Prepaid Expenses and Other Assets	34,556
Total Assets	44,565,449

Liabilities:
Redemptions Payable	11,199
Unrealized Depreciation on Futures Contracts	71,663
Accrued Management Fees Payable	439,757
Accrued Advisory Fees Payable	19,443
Fees Payable to Other Affiliates	10,163
Accrued Expenses and Other Liabilities	46,514
Total Liabilities	598,739

Net Assets	$43,966,710

Composition of Net Assets:

At December 31, 2014, Net Assets consisted of:
Paid-in-Capital	$43,601,433
Accumulated Undistributed Net Investment Income	1,286,386
Accumulated Net Realized Loss From Security Transactions and Futures Contracts	(5,250,767)
Net Unrealized Appreciation on:
Investments	3,438,328
Futures Contracts	891,330
Net Assets	$43,966,710

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized: 2,490,943 shares of beneficial interest outstanding)	$27,493,967

Net Asset Value, Offering and Redemption Price per Share
($27,493,967/2,490,943 shares of beneficial interest outstanding)	$11.04

Class A Shares:
Net Assets (Unlimited shares of no par value interest authorized; 1,492,236 shares of beneficial interest outstanding)	$16,472,743

Net Asset Value and Redemption Price per Share
($16,472,743/1,492,236 shares of beneficial interest outstanding)	$11.04

Offering Price Per Share	$11.71
($11.04/0.9425)

See accompanying notes to consolidated financial statements.

6

THE FX STRATEGY FUND
CONSOLIDATED STATEMENT OF OPERATIONS
For the Year Ended December 31, 2014

Investment Income:
Dividend Income	$144,175
Interest Income	5,551
Total Investment Income	149,726

Expenses:
Management Fees *	462,542
Investment Advisory Fees	447,820
Performance Fees *	399,842
Distribution Fees (12b-1) - Class I	66,390
Transfer Agent Fees	49,911
Administration Fees	44,822
Registration & Filing Fees	37,063
Fund Accounting Fees	36,523
Audit Fees	20,906
Non 12b-1 Shareholder Service Fees	20,765
Legal Fees	20,629
Chief Compliance Officer Fees	20,591
Printing Expense	12,005
Trustees’ Fees	11,210
Custody Fees	9,457
Insurance Expense	5,278
Miscellaneous Expenses*	26,122
Total Expenses	1,691,876
Less: 12b-1 Fees Waived - Class I	(66,390)
Investment Advisory Fees Waived by the Adviser	(223,910)
Net Expenses	1,401,576

Net Investment Loss	(1,251,850)

Net Realized and Unrealized Gain/(Loss) on Investments and Futures Contracts:
Net Realized Gain(Loss) on:
Unaffiliated Investments	13,915
Affiliated Investments	(888,615)
Futures Contracts	6,726,499
Distributions of Realized Gains from Underlying Investment Companies	8,572
Total Net Realized Gain	5,860,371
Net Change in Unrealized Appreciation/(Depreciation) on:
Unaffiliated Investments	(31,995)
Affiliated Investments	4,699,175
Futures Contracts	1,160,676
Total Net Change in Unrealized Appreciation	5,827,856
Net Realized and Unrealized Gain on Investments	11,688,227

Net Increase in Net Assets Resulting From Operations	$10,436,377

*	All of the Management fees and Performance fees and a portion of the Miscellanous expenses are expenses of Global Aggressive Strategy LLC.

See accompanying notes to consolidated financial statements.

7

THE FX STRATEGY FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For The Year	For The Year
	Ended	Ended
	December 31, 2014	December 31, 2013
Operations:
Net Investment Loss	$(1,251,850)	$(1,243,748)
Net Realized Gain (Loss) on Investments and Futures Contracts	5,851,799	(5,295,459)
Distributions of Realized Gains from Underlying Investment Companies	8,572	39,526
Net Change in Unrealized Appreciation on Investments and Futures Contracts	5,827,856	731,996
Net Increase (Decrease) in Net Assets
Resulting From Operations	10,436,377	(5,767,685)

From Shares of Beneficial Interest Transactions:
Class I Shares:
Proceeds from Shares Issued (1,523,428 and 1,206,786 shares, respectively)	13,232,987	17,287,262
Cost of Shares Redeemed (2,716,604 and 2,311,211 shares, respectively)	(22,384,952)	(27,824,313)
Total From Shares of Beneficial Interest Transactions	(9,151,965)	(10,537,051)

Class A Shares:
Proceeds from Shares Issued (343,577 and 303,799 shares, respectively)	2,859,642	10,624,166
Cost of Shares Redeemed (1,170,945 and 561,643 shares, respectively)	(10,773,341)	(23,643,235)
Total From Shares of Beneficial Interest Transactions	(7,913,699)	(13,019,069)

Total Decrease in Net Assets From Shares of Beneficial Interest Transactions	(17,065,664)	(23,556,120)

Total Decrease in Net Assets	(6,629,287)	(29,323,805)

Net Assets:
Beginning of Year	50,595,997	79,919,802
End of Year	$43,966,710	$50,595,997

Accumulated Undistributed Net Investment Income at End of Year	$1,286,386	$901,496

See accompanying notes to consolidated financial statements.

8

THE FX STRATEGY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011*
Class I
Net Asset Value, Beginning of Period	$8.43	$9.13	$10.11	$10.00
Decrease From Operations:
Net investment loss (a)	(0.25)	(0.14)	(0.11)	(0.12)
Net gain (loss) from securities (both realized and unrealized)	2.86	(0.56)	(0.69)	0.23
Total from operations	2.61	(0.70)	(0.80)	0.11

Distributions to shareholders from:
Net investment income	—	—	(0.01)	—
Return of capital	—	—	(0.08)	—
Net realized gains	—	—	(0.09)	—
Total distributions	—	—	(0.18)	—

Net Asset Value, End of Period	$11.04	$8.43	$9.13	$10.11

Total Return (b)	30.96%	(7.67)%	(7.92)%	1.10%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$27,494	$31,045	$44,500	$15,580
Ratio to average net assets:
Expenses, Gross (d)(f)	3.89%	2.77%	2.19%	2.49	% (c)
Expenses, Net of Reimbursement (d)(f)	3.14%	2.02%	1.59%	2.02	% (c)
Net investment loss, Net of Reimbursement (d)(e)(f)	(2.81)%	(1.55)%	(1.06)%	(1.44	)% (c)
Portfolio turnover rate	29%	40%	89%	5%

*	Class I commenced operations on February 25, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Does not include income and expenses of investment companies or private investments in which the Fund invests.

(e)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Ratios include the income and expenses of Global Aggressive Strategy LLC, which was consolidated beginning September 5, 2012. See Note 1.

See accompanying notes to consolidated financial statements.

9

THE FX STRATEGY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011*
Class A
Net Asset Value, Beginning of Period	$8.43	$9.14 (f)	$10.11	$9.16
Decrease From Operations:
Net investment loss (a)	(0.25)	(0.14)	(0.10)	(0.03)
Net gain (loss) from securities (both realized and unrealized)	2.86	(0.57)	(0.69)	0.98
Total from operations	2.61	(0.71)	(0.79)	0.95

Distributions to shareholders from:
Net investment income	—	—	(0.01)
Return of capital	—	—	(0.08)	—
Net realized gains	—	—	(0.09)	—
Total distributions	—	—	(0.18)	—

Net Asset Value, End of Period	$11.04	$8.43	$9.14 (f)	$10.11

Total Return (b)	30.96%	(7.67)%	(7.90)%	10.37%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$16,473	$19,551	$35,420	$18,514
Ratio to average net assets:
Expenses, Gross (d)(g)	3.64%	2.52%	1.94%	1.54	% (c)
Expenses, Net of Reimbursement (d)(g)	3.14%	2.02%	1.57%	1.28	% (c)
Net investment loss, Net of Reimbursement (d)(e)(g)	(2.78)%	(1.55)%	(1.05)%	(0.65	)% (c)
Portfolio turnover rate	29%	40%	89%	5%

*	Class A commenced operations on August 3, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Does not include income and expenses of investment companies or private investments in which the Fund invests.

(e)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	The NAV shown above differs from the traded NAV on December 31, 2012 due to financial statement rounding and/or financial statement adjustments. Total returns are calculated using the traded NAV on December 31, 2012 which was $9.13.

(g)	Ratios include the income and expenses of Global Aggressive Strategy LLC, which was consolidated beginning September 5, 2012. See Note 1.

See accompanying notes to consolidated financial statements.

10

THE FX STRATEGY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2014

1.	ORGANIZATION

The FX Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation. The Fund currently offers Class I and Class A shares. Class I commenced operations on February 25, 2011. Class A commenced operations on August 3, 2011. Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.

Consolidation of Subsidiary – The consolidated financial statements of the Fund include the financial statements of Global Aggressive Strategy LLC (“GAS”) as of and for the year ended December 31, 2014. GAS is a Delaware limited liability company that was organized as a limited liability company on September 15, 2008 and was inactive for a period of time after all the investor member shares were redeemed in December 2010. In July 2012, GAS issued a revised offering memorandum. The first member shares pursuant to the revised offering memorandum were issued in September 2012 and the company resumed investing operations in that month. GAS’s operations are subject to regulation under the Commodity Exchange Act, administered by the Commodity Futures Trading Commission (“CFTC”). GAS is a “Commodity Pool”, as defined in CFTC regulations. The general manager of GAS is P/E Global LLC (“Manager”) and is registered with the Securities and Exchange Commission as an investment adviser, and is also registered with the CFTC as a commodity pool operator and commodity trading adviser. The Manager has selected P/E Investments LLC (the “Trading Advisor”), a related entity, as GAS’s trading adviser. Beginning September 5, 2012 through December 31, 2014, The FX Strategy Fund was a non-voting member of GAS and owned 100% of its outstanding net assets of GAS. Shares of GAS may be subscribed or redeemed on any business day with one day’s prior written notice subject to certain timing restrictions. The General Manager may waive restrictions on timing or minimum amounts of capital contributions. The Manager owns all of GAS’s management shares which are the only shares entitled to vote. All inter-company balances, revenues, and expenses have been eliminated in consolidation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund’s investments in private investment funds are presented at fair value as determined by the adviser. The Fund’s private investment funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. In accordance with GAAP, as a practical expedient, the fair value of

11

THE FX STRATEGY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014

the Fund’s ownership in private investment funds is determined based on the Fund’s pro-rata interest in the net assets of each private investment fund. The private investment funds value their underlying investments at fair value in accordance with policies established by such private investment funds, as described in each of their financial statements and offering memorandums. The Fund’s valuation method utilizes financial information supplied by each private investment fund and is net of management and incentive fees or allocations payable to the private investment fund’s manager pursuant to the private investment fund’s pertinent agreements. These investments are classified as Level 2 investments as they can be redeemed daily at fair value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of

12

THE FX STRATEGY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014

companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets +	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,805,265	$—	$—	$3,805,265
Mutual Funds	16,087,502	—	—	16,087,502
Private Investment Fund	—	9,823,606	—	9,823,606
U.S. Government Treasury Obligations	3,500,000	—	—	3,500,000
Money Market Fund	4,186,388	—	—	4,186,388
Derivative Instruments*	891,330	—	—	891,330
Total	$28,470,485	$9,823,606	$—	$38,294,091

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of any levels during the current period presented. It is the Fund’s policy to record transfers into or out of all levels at the end of the reporting period.

+	See Consolidated Portfolio of Investments for industry classification.

*	Derivative instruments include cumulative net unrealized gain on futures contracts open at December 31, 2014.
13

THE FX STRATEGY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2011 - 2013, or expected to be taken in the Fund’s 2014 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

U.S. Treasury Bills – U.S. Treasury bills are purchased at a discount from face value. The discount is amortized into interest income ratably over the period from the purchase date to the maturity date. U.S. Treasury bills are stated at amortized cost, which approximates fair market value.

Interest on Cash in Broker Trading Accounts – Interest on the broker account cash balance is recorded when it is credited around the tenth day of the month. Because of the relatively low amounts involved, this policy is not materially different from accruing the interest on a daily basis. The margin requirement was $1,393,843 at December 31, 2014.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Deposits with Brokers – The Fund deposits funds with NewEdge USA, LLC and Jefferies Bache, LLC subject to CFTC regulations and various exchange and broker requirements. A certain amount of cash balances and investments are required to be held by the brokers to meet margin requirements for open futures contract positions. Margin requirements are satisfied by the deposit of cash and the U.S. Treasury Bills with such brokers. Deposit with Brokers at December 31, 2014 represents both partially restricted deposits required to meet margin

14

THE FX STRATEGY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014

and other brokers or regulatory requirements, and excess funds not required for margin. The Fund earns interest income on its deposits with the brokers. Amounts in excess of the margin requirement may be withdrawn by the Fund at any time.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Futures – The Fund engages in the speculative trading of foreign currency futures contracts and is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. Futures contracts are valued daily and unrealized gains or losses are recorded as unrealized appreciation or depreciation on the consolidated statement of assets and liabilities. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. The Fund has credit risk for the account balance due from its broker. The broker, as the Fund’s futures commission merchant, is required by the regulations of the CFTC to separately account for and segregate all assets belonging to customers for the domestic trading of futures and is prohibited from commingling these assets with its own. In the event of a broker’s insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than the total of cash and other property deposited. During the year ended December 31, 2014, the Fund had net realized gain of $6,726,499 and an increase in unrealized appreciation of $1,160,676 on futures contracts subject to foreign currency exchange risk. Such amounts are disclosed on the Consolidated Statement of Operations. Futures contracts outstanding at year end are included in the Fund’s consolidated portfolio of investments.

The derivative instruments outstanding as of December 31, 2014 as disclosed in the notes to consolidated financial statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund had no master netting agreements or similar arrangements during the year and therefore disclosed all derivative contracts at gross.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

15

THE FX STRATEGY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $11,136,735 and $18,120,000, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Traub Capital Management, LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the year ended December 31, 2014, the Adviser earned $447,820 of advisory fees, of which $19,443 was due as of December 31, 2014.

The Adviser has contractually agreed to waive a portion of its management fee through April 30, 2015 so that such fees do not exceed 0.50% of the Fund’s average daily net assets. The total management fees contractually waived by the Adviser for the year ended December 31, 2014, amounted to $223,910.

GAS Management Fee: GAS will pay the Manager a management fee based on 0.375% per month (4.5% per annum) of the net asset value of GAS. Management fees were $462,542 for the year ended December 31, 2014, of which $439,757 was due as of December 31, 2014.

GAS Performance Fee: GAS may also pay the Manager a performance fee equal to twenty percent (20%) of the increase, if any, in the net asset value per share of GAS (after calculation and accrual of the management fees) determined as of the last business day of each month over the highest net asset value per share in any prior month, multiplied by the number of shares outstanding on the valuation date. The performance fees were $399,842 for the year ended December 31, 2014.

Distributor - The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (“Plans”), for Class I and Class A shares, respectively. Pursuant to Rule 12b-1 under the 1940 Act, the Plans provide that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets for each of Class I and Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser. For the year ended December 31, 2014, pursuant to the Plans, Class I shares accrued $66,390; however, the Distributor voluntarily waived all 12b-1 fees for the year ended December 31, 2014. No fees were paid for Class A shares as the Plan was inactive for Class A shares during the year ended December 31, 2014.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. The Distributor is an affiliate of GFS. For the year ended December 31, 2014, the Distributor received $2,201 in underwriting commissions for sales of Class A shares, of which $288 was retained by the principal underwriter or other affiliated broker-dealers.

16

THE FX STRATEGY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014

Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	INVESTMENTS IN AFFILIATED COMPANIES

The funds listed as an affiliate on the Fund’s consolidated portfolio of investments are considered an affiliate because it is under common control with GAS. FX Strategy LLC’s investment objective is similar to that of the Fund and invests in a diversified portfolio of foreign currency futures contracts. There is no public trading market for the shares of FX Strategy LLC and shares have limited transferability.

Transactions during the year with companies which are affiliates are as follows:

				Dividends		Change in
	Value- Beginning			Credited to	Realized	Unrealized	Value - End of
Description	of Period	Purchases	Sales Proceeds	Income	Gain/Loss	Gain/Loss	Period
FX Strategy LLC	$11,015,045	$6,118,001	$(11,120,000)	$—	$(888,615)	$4,699,175	$9,823,606

6.	TAX COMPONENTS OF CAPITAL

As of December 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$694,102	$—	$—	$—	$(328,825)	$365,277

The difference between book basis and tax basis unrealized appreciation, undistributed ordinary income and net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on Section 1256 contracts and tax adjustments for partnerships.

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and short-term capital gains and tax adjustments for partnerships, resulted in reclassification for the year ended December 31, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(115,340)	$1,636,740	$(1,521,400)
17

THE FX STRATEGY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The FX Strategy Fund and
Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of The FX Strategy Fund (the “Fund”), a series of Northern Lights Fund Trust, as of December 31, 2014, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the four periods in the period then ended. These consolidated financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audits. We did not audit the financial statements of Global Aggressive Strategy LLC, a wholly-owned subsidiary, which statements reflect total net assets constituting 22.9% and 21.9% of the related consolidated total net assets as of December 31, 2014 and 2013, respectively. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for Global Aggressive Strategy LLC, is based solely on the report of the other auditors.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian, broker, and private investment manager. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of the other independent registered public accounting firm provide a reasonable basis for our opinion.

In our opinion, based on our audits and the report of the other independent registered public accounting firm, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The FX Strategy Fund as of December 31, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
March 2, 2015

19

Sandler & Company, P.C. Certified Public Accountants and Advisors 144 Gould Street, Suite 204, Needham, MA 02494	Tel. (781) 455-1480 Fax. (781) 455-6239 www.sandlercpa.com

Report of Independent Registered Accounting Firm

To the General Manager
Global Aggressive Strategy LLC
Boston, Massachusetts

We have audited the accompanying statements of financial condition of Global Aggressive Strategy LLC (The Company), including the schedules of investments, as of December 31, 2014 and 2013, and the related statements of operations and changes in members’ equity for the years then ended. The Company’s management is responsible for these financial statements. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial condition of Global Aggressive Strategy LLC as of December 31, 2014 and 2013. and the results of its operations and changes in its members’ equity (net asset value) for the years then ended in conformity with accounting principles generally accepted in the United States of America.

March 2, 2015
Needham, Massachusetts

Massachusetts | California | Cayman Islands

20

THE FX STRATEGY FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund you incur (i) transaction costs (for Class A) and (ii) ongoing costs, including management fees, shareholder service fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 through December 31, 2014.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During the Period*
	(7/1/14)	(12/31/14)	(7/1/14 to 12/31/14)
Actual
Class I	$1,000.00	$1,368.00	$18.74
Class A	$1,000.00	$1,368.00	$18.56
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,009.38	$15.90
Class A	$1,000.00	$1,009.53	$15.75

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 3.14% for Class I and 3.11% for Class A, multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six-month period ended December 31, 2014). Ratios include the expenses of Global Aggressive Strategy LLC.
21

The FX Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2014

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	100	Two Roads Shared Trust (since 2012) (Chairman of the Valuation Committee); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Independent Director OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985-2011).	100	Schroder Global Series Trust and Two Roads Shared Trust (since 2012)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	100	AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust. (2007 – May, 2010); The Z- Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010-2013) and Northern Lights Variable Trust (since 2006)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, Partner and President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000-2010).	100	AdvisorOne Funds (16 portfolios) (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	131	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011); Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006).	131	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

12/31/14 – NLFT_v2

22

The FX Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2014

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006-2012); Formerly President and Manager, GemCom LLC (2004-2011).	100	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006-2012); and Vice-President, GemCom, LLC (2004-2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011-2012); Director of Legal Administration, Gemini Fund Services, LLC (2009-2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008-2011).	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002-2006).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-397-8728.

12/31/14 – NLFT_v2

23

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
24

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
25

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-397-8728 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-397-8728.

INVESTMENT ADVISER
Traub Capital Management, LLC
97 Chapel Street-2nd Floor
Needham, MA 02492

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2014 - $18,000
2013 - $18,000

(b)	Audit-Related Fees
2014 – None
2013 – None

(c)	Tax Fees

2014 – $3,000

2013 – $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2014 – None

2013 – None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2014	2013
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 – $3,000
2013 – $3,000

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

Andrew B. Rogers, President

Date 3/12/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

Andrew B. Rogers, President

Date 3/12/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 3/12/15